NOTES PAYABLE-RELATED PARTY (Details Narrative) - Winvest Group Ltd [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Notes payable related parties classified current	$ 561,830	$ 108,561
Winvest Cayman And Group [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	412,915
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	$ 148,915